Acquisitions (Schedule Of Revenue And Income And Net Loss Included In Consolidated Statements of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Net loss attributable to Endo International plc ordinary shareholders	$ (53,483)	$ (252,084)	$ 21,160	$ (436,912)	$ (775,910)	$ 40,223	$ 34,999	$ 15,349	$ (721,319)	$ (685,339)	$ (740,337)
Basic net income per share (usd per share)	$ (0.35)	$ (1.64)	$ 0.14	$ (3.41)	$ (6.74)	$ 0.35	$ 0.31	$ 0.14	$ (4.91)	$ (6.05)	$ (6.40)
Diluted net income per share (usd per share)	$ (0.34)	$ (1.59)	$ 0.13	$ (3.41)	$ (6.03)	$ 0.33	$ 0.30	$ 0.14	$ (4.60)	$ (5.72)	$ (6.40)
Paladin Labs Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Revenue									224,806
Net loss attributable to Endo International plc ordinary shareholders									$ 26,966
Basic net income per share (usd per share)									$ 0.18
Diluted net income per share (usd per share)									$ 0.17